Acquisition (Details) - USD ($)					12 Months Ended
	Nov. 04, 2024	May 01, 2024	Mar. 28, 2023	Jan. 05, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Appraisal price percentage				90.00%
Newly issued share value							$ 56,449
Gain (loss) value					$ 300,000
Previous equity interests percentage			35.00%
Impairment of intangible asset and goodwill					12,705,933
Impairment of goodwill					2,911,926	$ 8,580,543
Finite-Lived Intangible Assets [Member]
Asset Acquisition [Line Items]
Impairment of intangible asset and goodwill						2,272,829
Impairment of goodwill					14,083,736
Goodwill [Member]
Asset Acquisition [Line Items]
Impairment of intangible asset and goodwill						$ 21,105,559
Impairment of goodwill					$ 15,031,608
Smartconn Acquisition [Member]
Asset Acquisition [Line Items]
Acquisition percentage				19.99%
Equity interest				31.00%
Newly issued share value				$ 12,640,062
Consideration amount				$ 12,813,305
Previous equity interests percentage				19.99%
Smartconn Acquisition [Member] | Minimum [Member]
Asset Acquisition [Line Items]
Intangible assets					5 years
Smartconn Acquisition [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Intangible assets					10 years
Boxinrui Acquisition [Member]
Asset Acquisition [Line Items]
Acquisition percentage			65.00%
Newly issued share value			$ 24,078,675
Consideration amount			$ 24,078,675
Gain (loss) value					$ 2,700,000
Previous equity interests percentage			31.50%
Business Combination [Member]
Asset Acquisition [Line Items]
Intangible assets					10 years
Hongchuangxin Acquisition [Member]
Asset Acquisition [Line Items]
Acquisition percentage		100.00%
Consideration amount		$ 13,854,016
Intangible assets					10 years
Smartconn Acquisition [Member]
Asset Acquisition [Line Items]
Previous equity interests percentage					19.99%
Boxinrui Acquisition [Member]
Asset Acquisition [Line Items]
Previous equity interests percentage					35.00%
Class A Ordinary Shares [Member]
Asset Acquisition [Line Items]
Newly issued shares (in Shares)	19,000,000
Class A Ordinary Shares [Member] | Smartconn Acquisition [Member]
Asset Acquisition [Line Items]
Acquisition percentage				50.99%
Newly issued shares (in Shares)				23,937
Split adjusted (in Shares)				3,989
Consideration amount				$ 173,243
Class A Ordinary Shares [Member] | Boxinrui Acquisition [Member]
Asset Acquisition [Line Items]
Acquisition percentage			100.00%
Newly issued shares (in Shares)			57,593
Split adjusted (in Shares)			9,598
Hongchuangxin Acquisition [Member]
Asset Acquisition [Line Items]
Fair value of consideration		$ 13,854,016